Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 3.3%
Banco Bradesco SA	5,093,867	$18,092,282
Banco do Brasil SA	15,386,849	118,560,859
Banco Inter SA	5,385,718	14,267,328
Banco Santander Brasil SA	7,886,013	55,670,269
		206,590,738
Beverages — 3.4%
Ambev SA	71,380,943	213,126,760

Capital Markets — 5.5%
B3 SA - Brasil, Bolsa, Balcao	92,961,097	249,784,475
Banco BTG Pactual SA	16,909,189	90,157,673
XP Inc.(a)	1	23
		339,942,171
Containers & Packaging — 1.0%
Klabin SA	13,228,730	62,183,423

Diversified Telecommunication Services — 1.4%
Telefonica Brasil SA	8,341,602	89,602,168

Electric Utilities — 3.0%
Centrais Eletricas Brasileiras SA	5,879,131	52,129,190
CPFL Energia SA	2,512,770	17,817,876
Energisa SA	2,651,605	24,783,389
Equatorial Energia SA	18,538,394	92,759,257
		187,489,712
Electrical Equipment — 2.4%
WEG SA	27,885,182	148,856,312

Food & Staples Retailing — 1.9%
Atacadao SA	8,811,720	35,876,904
Raia Drogasil SA	18,990,329	82,513,660
		118,390,564
Food Products — 2.5%
BRF SA(a)	11,898,810	39,182,413
JBS SA	15,367,912	115,116,657
		154,299,070
Health Care Providers & Services — 2.2%
Hapvida Participacoes e Investimentos SA(b)	66,833,144	94,500,579
Rede D’Or Sao Luiz SA(b)	5,336,876	40,224,069
		134,724,648
Independent Power and Renewable Electricity Producers — 0.7%
Engie Brasil Energia SA	4,459,074	41,189,119

Insurance — 1.2%
BB Seguridade Participacoes SA	13,033,977	73,719,014

Metals & Mining — 19.6%
Cia. Siderurgica Nacional SA	12,354,366	56,773,596
Vale SA	64,046,456	1,161,785,772
		1,218,559,368
Multiline Retail — 2.9%
Americanas SA	10,510,993	44,454,232
Lojas Renner SA	17,061,668	95,494,076
Magazine Luiza SA	48,766,488	38,171,368
		178,119,676
Oil, Gas & Consumable Fuels — 10.5%
Cosan SA	18,690,205	84,984,972
Petro Rio SA(a)	9,498,572	55,941,554

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA	57,377,004	$401,544,256
Ultrapar Participacoes SA	14,367,941	43,443,480
Vibra Energia SA	16,284,902	66,612,344
		652,526,606
Paper & Forest Products — 2.3%
Suzano SA	12,741,262	143,429,847

Personal Products — 0.8%
Natura & Co. Holding SA	15,067,074	52,215,065

Pharmaceuticals — 1.0%
Hypera SA	7,348,823	59,980,609

Road & Rail — 3.4%
Localiza Rent a Car SA	10,479,246	126,830,066
Rumo SA	23,456,585	87,261,033
		214,091,099
Software — 0.7%
TOTVS SA	6,763,088	40,371,760

Transportation Infrastructure — 1.1%
CCR SA	23,511,082	65,993,590

Water Utilities — 1.0%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,542,028	63,017,547

Wireless Telecommunication Services — 0.8%
Tim SA	17,274,778	52,341,754

Total Common Stocks — 72.6%
(Cost: $3,098,264,517)		4,510,760,620

Preferred Stocks

Banks — 13.0%
Banco Bradesco SA, Preference Shares, NVS	60,981,480	263,042,020
Itau Unibanco Holding SA, Preference Shares, NVS	74,512,037	410,145,057
Itausa SA, Preference Shares, NVS	68,562,020	138,348,838
		811,535,915
Chemicals — 0.3%
Braskem SA, Class A, Preference Shares, NVS	2,416,547	22,627,082

Electric Utilities — 1.9%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,455,480	47,787,321
Cia. Energetica de Minas Gerais, Preference Shares, NVS	27,941,058	68,492,351
		116,279,672
Metals & Mining — 2.0%
Gerdau SA, Preference Shares, NVS	19,995,539	122,727,772

Oil, Gas & Consumable Fuels — 7.5%
Petroleo Brasileiro SA, Preference Shares, NVS	73,625,325	465,682,059

Total Preferred Stocks — 24.7%
(Cost: $999,090,548)		1,538,852,500

Total Investments in Securities — 97.3%
(Cost: $4,097,355,065)		6,049,613,120

Other Assets Less Liabilities — 2.7%		165,612,661

Net Assets — 100.0%		$6,215,225,781

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2022

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$7,925	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	2,955	06/17/22	$156,844	$5,562,078

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,510,760,620	$—	$—	$4,510,760,620
Preferred Stocks	1,538,852,500	—	—	1,538,852,500
	$6,049,613,120	$—	$—	$6,049,613,120
Derivative financial instruments(a)
Assets
Futures Contracts	$5,562,078	$—	$—	$5,562,078

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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